U.S. Bancorp (Parent Company) (Tables)	12 Months Ended
Dec. 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed Balance Sheet
Condensed Balance Sheet

At December 31 (Dollars in Millions)	2023	2022
Assets
Due from banks, principally interest-bearing	$11,585	$5,288
Available-for-sale investment securities	662	672
Investments in bank subsidiaries	61,495	59,202
Investments in nonbank subsidiaries	3,884	3,575
Advances to bank subsidiaries	12,100	9,100
Advances to nonbank subsidiaries	159	150
Other assets	974	1,101
Total assets	$90,859	$79,088
Liabilities and Shareholders’ Equity
Long-term debt	$34,332	$26,983
Other liabilities	1,221	1,339
Shareholders’ equity	55,306	50,766
Total liabilities and shareholders’ equity	$90,859	$79,088

Condensed Income Statement
Condensed Income Statement

Year Ended December 31 (Dollars in Millions)	2023	2022	2021
Income
Dividends from bank subsidiaries	$4,869	$4,750	$7,000
Dividends from nonbank subsidiaries	11	105	2
Interest from subsidiaries	606	119	112
Other income	51	31	46
Total income	5,537	5,005	7,160
Expense
Interest expense	1,336	505	348
Other expense	137	162	154
Total expense	1,473	667	502
Income before income taxes and equity in undistributed income of subsidiaries	4,064	4,338	6,658
Applicable income taxes	(170)	(138)	(53)
Income of parent company	4,234	4,476	6,711
Equity in undistributed income of subsidiaries	1,195	1,349	1,252
Net income attributable to U.S. Bancorp	$5,429	$5,825	$7,963

Condensed Statement of Cash Flows
Condensed Statement of Cash Flows

Year Ended December 31 (Dollars in Millions)	2023	2022	2021
Operating Activities
Net income attributable to U.S. Bancorp	$5,429	$5,825	$7,963
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed income of subsidiaries	(1,195)	(1,349)	(1,252)
Other, net	83	(398)	(85)
Net cash provided by operating activities	4,317	4,078	6,626
Investing Activities
Proceeds from sales and maturities of investment securities	25	423	200
Investments in subsidiaries	—	(5,030)	—
Net (increase) decrease in short-term advances to subsidiaries	(9)	557	411
Long-term advances to subsidiaries	(7,500)	(2,000)	(7,000)
Principal collected on long-term advances to subsidiaries	4,500	2,500	1,250
Cash paid for acquisition	—	(5,500)	—
Other, net	172	(173)	(269)
Net cash used in investing activities	(2,812)	(9,223)	(5,408)
Financing Activities
Proceeds from issuance of long-term debt	8,150	8,150	1,300
Principal payments or redemption of long-term debt	(936)	(2,300)	(3,000)
Proceeds from issuance of preferred stock	—	437	2,221
Proceeds from issuance of common stock	951	21	43
Repurchase of preferred stock	—	(1,100)	(1,250)
Repurchase of common stock	(62)	(69)	(1,555)
Cash dividends paid on preferred stock	(341)	(299)	(308)
Cash dividends paid on common stock	(2,970)	(2,776)	(2,579)
Net cash provided by (used in) financing activities	4,792	2,064	(5,128)
Change in cash and due from banks	6,297	(3,081)	(3,910)
Cash and due from banks at beginning of year	5,288	8,369	12,279
Cash and due from banks at end of year	$11,585	$5,288	$8,369